Disposals - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Conrad Istanbul [member] USD ($)	Dec. 31, 2011 India Joint Venture [member] USD ($)	Dec. 31, 2011 India Joint Venture [member] GBP (£)	Jan. 31, 2011 Beverly Hills Office Building [member] USD ($)
Significant Acquisitions and Disposals [Line Items]
Equity method investment, ownership percentage						25.00%	26.00%	26.00%
Proceeds from sale of equity method investments						$ 17	$ 23	£ 15
Reclassification from accumulated other comprehensive income, before tax						14	8
Gain (loss) on sale of equity investments	12					(1)	(10)
Proceeds from asset dispositions	35	0	0	0	65				65
Gain (loss) on asset dispositions									$ 16